Unusual Whales Subversive Republican Trading ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Aerospace & Defense - 0.2%
Honeywell Aerospace, Inc.(a)	790	$174,653

Banking - 5.0%
Bank of America Corp.	2,403	136,923
Citigroup, Inc.	2,403	336,324
Farmers & Merchants Bancorp, Inc.	4,117	125,898
JPMorgan Chase & Co.	11,093	3,631,072
United Bankshares, Inc.	3,802	174,245
		4,404,462

Consumer Discretionary Products - 2.4%
LGI Homes, Inc.(a)	19,812	1,261,628
Tesla, Inc.(a)	2,016	847,930
		2,109,558

Consumer Discretionary Services - 0.6%
Las Vegas Sands Corp.	8,158	376,818
Starbucks Corp.	1,530	156,351
		533,169

Consumer Staple Products - 2.4%
Clorox Co.	1,681	160,435
Coca-Cola Co.	2,006	163,027
Philip Morris International, Inc.	3,740	676,603
Tyson Foods, Inc. - Class A	20,579	1,178,148
		2,178,213

Financial Services - 4.8%
AerCap Holdings NV	5,452	794,792
Blackrock, Inc.	411	395,201
Capital One Financial Corp.	1,156	231,917
Charles Schwab Corp.	2,236	206,316
Fidelity National Information Services, Inc.	17,493	680,128
Houlihan Lokey, Inc. - Class A	1,045	140,166
Mastercard, Inc. - Class A	735	377,496
Paypal Holdings, Inc.	13,887	599,641
Stifel Financial Corp.	5,099	355,757
Visa, Inc. - Class A	1,384	474,836
		4,256,250

Health Care - 5.6%
AbbVie, Inc.	641	161,301

Amgen, Inc.	322	$116,603
Boston Scientific Corp.(a)	3,492	149,039
Elevance Health, Inc.	1,042	402,973
Henry Schein, Inc.(a)	2,872	239,869
Humana, Inc.	737	292,751
IQVIA Holdings, Inc.(a)	724	139,891
Johnson & Johnson	4,759	1,208,643
Novo Nordisk A/S - Class B, ADR	8,420	403,655
United Therapeutics Corp.(a)	3,399	1,841,680
		4,956,405

Industrial Products - 8.6%
Caterpillar, Inc.	810	862,569
Donaldson Co., Inc.	2,161	193,993
Dover Corp.	644	144,436
Emerson Electric Co.	3,643	521,496
Gates Industrial Corp. PLC(a)	4,836	135,263
Honeywell International, Inc.	790	176,881
L3Harris Technologies, Inc.	2,529	734,902
Lockheed Martin Corp.	796	405,530
nVent Electric PLC	6,925	1,174,549
Oshkosh Corp.	3,831	587,982
Rockwell Automation, Inc.	1,212	600,037
RTX Corp.	5,016	951,686
Sensata Technologies Holding PLC	3,643	173,917
Woodward, Inc.	2,248	956,389
		7,619,630

Industrial Services - 11.9%
Applied Industrial Technologies, Inc.	644	217,768
Aramark	7,940	451,786
Comfort Systems USA, Inc.	3,997	7,921,854
Core & Main, Inc. - Class A(a)	2,924	141,083
Delta Air Lines, Inc.	5,804	543,603
FedEx Corp.	1,921	601,523
Fedex Freight Holding Co, Inc.(a)	960	144,960
Quanta Services, Inc.	326	234,733
Southwest Airlines Co.	5,321	273,606
		10,530,916

Insurance - 4.2%
Allstate Corp.	7,223	1,718,641
Chubb Ltd.	722	246,014
Equitable Holdings, Inc.	7,120	312,426
Markel Group, Inc.(a)	158	308,576
Marsh & McLennan Cos., Inc.	1,042	173,670
Primerica, Inc.	805	228,781
White Mountains Insurance Group Ltd.	185	383,577

Willis Towers Watson PLC	1,285	$335,860
		3,707,545

Materials - 2.8%
Alcoa Corp.	3,176	165,597
Alliance Resource Partners LP	4,776	114,528
AptarGroup, Inc.	805	100,786
Barrick Mining Corp.	9,520	349,670
Freeport-McMoRan, Inc.	2,720	171,061
Linde PLC	1,047	543,330
Louisiana-Pacific Corp.	1,750	137,655
Nucor Corp.	1,686	375,556
Simpson Manufacturing Co., Inc.	1,043	218,352
TriMas Corp.	6,719	302,557
		2,479,092

Media - 1.4%
Meta Platforms, Inc. - Class A	718	404,442
Uber Technologies, Inc.(a)	3,324	239,860
Walt Disney Co.	1,281	123,296
Warner Bros Discovery, Inc.(a)	17,145	457,086
		1,224,684

Oil & Gas - 7.4%
Atlas Energy Solutions, Inc. - Class A	31,995	531,437
Chevron Corp.	7,569	1,254,637
ConocoPhillips	11,165	1,160,713
Devon Energy Corp.	4,979	205,732
Energy Transfer LP	17,795	340,240
NGL Energy Partners LP(a)	65,263	1,039,640
Occidental Petroleum Corp.	4,053	196,854
ONEOK, Inc.	2,007	174,489
Shell PLC, ADR	11,061	857,670
Williams Cos., Inc.	10,511	781,388
		6,542,800

Real Estate - 1.4%
Simon Property Group, Inc. - REIT	5,535	1,237,903

Retail & Wholesale - Discretionary - 3.0%
Amazon.com, Inc.(a)	2,254	537,218
ePlus, Inc.	1,361	113,276
FirstCash Holdings, Inc.	3,038	657,180
Home Depot, Inc.	1,364	481,056
O’Reilly Automotive, Inc.(a)	5,985	551,159
Penske Automotive Group, Inc.	645	115,423

Valvoline, Inc.(a)	4,925	$194,734
		2,650,046

Retail & Wholesale - Staples - 1.4%
BJ’s Wholesale Club Holdings, Inc.(a)	3,640	317,481
Costco Wholesale Corp.	639	597,765
Dollar Tree, Inc.(a)	2,806	339,386
		1,254,632

Software & Tech Services - 5.0%
Accenture PLC - Class A	4,132	514,186
Autodesk, Inc.(a)	884	171,867
Cadence Design Systems, Inc.(a)	1,042	391,083
CrowdStrike Holdings, Inc. - Class A(a)	320	244,205
EPAM Systems, Inc.(a)	1,532	121,564
Fortinet, Inc.(a)	1,997	306,779
Gen Digital, Inc.	8,556	212,959
Insight Enterprises, Inc.(a)	1,045	127,281
Intuit, Inc.	555	144,855
Microsoft Corp.	963	359,218
Oracle Corp.	563	82,508
Palo Alto Networks, Inc.(a)	1,716	585,190
PTC, Inc.(a)	640	72,710
SAP SE, ADR	1,428	220,069
ServiceNow, Inc.(a)	1,200	119,136
Snowflake, Inc. - Class A(a)	1,467	373,352
Strategy, Inc. - Class A(a)	2,265	196,897
Workday, Inc. - Class A(a)	1,221	149,475
		4,393,334

Tech Hardware & Semiconductors - 23.2%
Advanced Micro Devices, Inc.(a)	4,741	2,754,094
Apple, Inc.	1,541	445,904
Arista Networks, Inc.(a)	15,816	2,686,822
Arrow Electronics, Inc.(a)	1,041	222,160
ASML Holding NV	954	1,897,926
Broadcom, Inc.	2,161	816,318
Cisco Systems, Inc.	2,327	273,329
Intel Corp.(a)	47,665	6,655,464
KLA Corp.	1,118	337,312
NVIDIA Corp.	13,365	2,674,203
Plexus Corp.(a)	1,042	313,298
QUALCOMM, Inc.	889	164,278
Texas Instruments, Inc.	4,204	1,253,086
		20,494,194

Telecommunications - 1.7%
AT&T, Inc.	65,491	1,355,664

T-Mobile US, Inc.	1,122	$188,193
		1,543,857

Utilities - 2.7%
Dominion Energy, Inc.	6,590	450,031
National Fuel Gas Co.	15,602	1,204,631
NextEra Energy, Inc.	4,913	431,214
Suburban Propane Partners LP	16,511	282,338
		2,368,214

TOTAL COMMON STOCKS (Cost $60,298,471)		84,659,557

EXCHANGE TRADED FUNDS - 2.6%	Shares	Value
iShares Bitcoin Trust ETF(a)	71,046	2,365,121

TOTAL EXCHANGE TRADED FUNDS (Cost $3,587,822)		2,365,121

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(b)	1,463,164	1,463,164

TOTAL SHORT-TERM INVESTMENTS (Cost $1,463,164)		1,463,164

TOTAL INVESTMENTS - 100.0% (Cost $65,349,457)		$88,487,842
Liabilities in Excess of Other Assets - 0.0%(c)		(14,746)
TOTAL NET ASSETS - 100.0%		$88,473,096

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.